Other Components of Equity - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance	₩ 42,000,256	₩ 65,326,706	₩ 70,668,059
Additional paid-in capital and others	6,023	126,792	75,211
Shares of other comprehensive income of associates and joint ventures, net of tax	(27,349)	12,305	3,609
Shares of other comprehensive income of associates and joint ventures, net of tax	122,994	509,487	301,161
Foreign currency translation of foreign operations, net of tax	(17,274)	28,387	41,189
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(3,654)	(24,415)	(15,778)
Others	153
Ending balance	37,264,750	42,000,256	65,326,706
Other Components Of Equity
Beginning balance	15,060,518
Ending balance	15,453,203	15,060,518
Other capital surplus
Beginning balance	1,268,569	1,231,109
Changes in consolidation scope	(48)	(597)
Additional paid-in capital and others	0	39,641
Transactions between consolidated entities	332,280	(1,584)
Ending balance	1,600,801	1,268,569	1,231,109
Other capital surplus | Other Components Of Equity
Beginning balance	1,268,569
Ending balance	1,600,801	1,268,569
Gains on disposal of Treasury stocks
Beginning balance	387,524	387,524
Changes in consolidation scope	0	0
Additional paid-in capital and others	0	0
Transactions between consolidated entities	0	0
Ending balance	387,524	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Beginning balance	881,045	843,585
Changes in consolidation scope	(48)	(597)
Additional paid-in capital and others	0	39,641
Transactions between consolidated entities	332,280	(1,584)
Ending balance	1,213,277	881,045	843,585
Accumulated other comprehensive income (loss)
Beginning balance	496,976	(57,632)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(31,665)	58,008
Shares of other comprehensive income of associates and joint ventures, net of tax	122,994	509,487
Foreign currency translation of foreign operations, net of tax	(25,950)	19,550
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(5,078)	(32,437)
Ending balance	557,430	496,976	(57,632)
Accumulated other comprehensive income (loss) | Other Components Of Equity
Beginning balance	496,976
Ending balance	557,430	496,976
Financial assets at fair value through other comprehensive income
Beginning balance	11,510	(46,498)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(31,665)	58,008
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	153
Ending balance	(20,002)	11,510	(46,498)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Beginning balance	820,739	311,252
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	122,994	509,487
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	0
Ending balance	943,733	820,739	311,252
Reserve for gain (loss) on valuation of derivatives
Beginning balance	(29,653)	2,784
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(5,078)	(32,437)
Others	0
Ending balance	(34,731)	(29,653)	2,784
Reserve for overseas operations translation credit
Beginning balance	(305,620)	(325,170)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares of other comprehensive income of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	(25,950)	19,550
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	0
Ending balance	(331,570)	(305,620)	₩ (325,170)
Other equity
Beginning balance	13,294,973
Ending balance	13,294,972	13,294,973
Other equity | Other Components Of Equity
Beginning balance	13,294,973
Ending balance	13,294,972	13,294,973
Statutory revaluation reserve
Beginning balance	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Beginning balance	(125)
Ending balance	₩ (126)	₩ (125)